SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Property and Equipment, Net
Property and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful lives
Furniture and fixtures	5 years
Office equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life and lease term

Contract Assets and Liabilities	The following table summarized the opening and closing balances in contract assets and liabilities:

	Contract assets	Contract liabilities*
Balance as of March 31, 2025	$1,200,000	$123,137
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	91,837	44,432
Balance as of March 31, 2026	$1,291,837	$167,569
Classifying as:
Contract assets - related party	$400,000	$—
Contract assets	891,837	—
Contract liabilities recorded in accrued expenses and other current liabilities	—	167,569
	$1,291,837	$167,569

No expected credit loss was recognized for the years ended March 31, 2026, 2025, and 2024 for contract assets. The Group subsequently billed $1.2 million contract assets in July 2026.

Major Customer
For the years ended March 31, 2026, 2025 and 2024, the customers who accounted for 10% or more of the Group’s total revenues are presented as follows:

	For the years ended March 31,
Customer	2026	2025	2024
Customer A	34.6%	—%	—%
Customer B, related party	20.0%	64.2%	39.5%

As of March 31, 2026 and 2025, the customers who accounted for 10% or more of the Group’s total balance of receivables, including balances from client, broker-dealers and clearing organizations and software licensing and related support service, at year-end dates are presented as follows:

	As of March 31,
Customer	2026	2025
Customer A	41.1%	—%
Customer B, related party	3.2%	61.0%